Goodwill and intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets
The following table presents our goodwill and intangible assets as of December 31, 2020 and 2021:

	As of December 31,
(in thousands)	2020	2021
Goodwill	€282,664	€286,539
Intangible assets with definite lives, net	5	540
Intangible assets with indefinite lives	169,545	169,545
Total	€452,214	€456,624

Schedule of goodwill
The following table presents the changes in goodwill by reporting segment:

(in thousands)	Developed Europe	Americas	Rest of World	Total
Balance as of January 1, 2020	€215,310	€192,753	€82,527	€490,590
Foreign exchange translation	(4)	6	7	9
Impairment charge	(17,568)	(107,516)	(82,534)	(207,618)
Disposals	(222)	(95)	—	(317)
Balance as of December 31, 2020	€197,516	€85,148	€0	€282,664

Balance as of January 1, 2021	€197,516	€85,148	€0	€282,664
Foreign exchange translation	26	11	—	37
Impairment charge	—	—	—	—
Additions	2,525	1,313	—	3,838
Balance as of December 31, 2021	€200,067	€86,472	€0	€286,539

Components of intangible assets with definite lives
The following table presents the components of our intangible assets with definite lives as of December 31, 2020 and 2021:

	December 31, 2020			December 31, 2021
(in thousands)	Cost	(Accumulated Amortization)	Net	Cost	(Accumulated Amortization)	Net
Partner relationships	34,220	(34,220)	—	34,220	(34,220)	—
Technology	59,789	(59,784)	5	59,789	(59,789)	—
Non-compete agreement	10,800	(10,800)	—	10,800	(10,800)	—
Trademark/domain	—	—	—	675	(135)	540
Total	€104,809	€(104,804)	€5	€105,484	€(104,944)	€540